Trade and Other Payables (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	As of February 28
Figures in Rand thousands	2022	2021

Trade payables
Amounts due to related parties	8,963	2,816
Trade payables	90,387	88,599
Accrued expenses	115,198	122,435
	214,548	213,850

Other payables
Sundry creditors	14,754	14,233
Other taxes	30,896	46,372
Dividend payable to NCI	21,668	7,427
	281,866	281,882